Disposal of Shanghai Jingyue - Schedule of Aggregated Financial Results of the Discontinued Operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 27, 2025
Schedule of Aggregated Financial Results of the Discontinued Operations [Line Items]
Net income from discontinued operation		$ 3,587,371
Net cash provided by operating activities from discontinued operations		4,827,758
Net cash used in investing activities from discontinued operations		(311,612)
Net cash used in financing activities from discontinued operations		$ (4,490,841)
Discontinued Operations [Member]
Schedule of Aggregated Financial Results of the Discontinued Operations [Line Items]
Revenues			$ 118,160
Cost of revenues			(22,798)
Gross profit			95,362
Selling and marketing expenses			(108,772)
General and administrative expenses			(610,206)
Total other expenses, net			(52,042)
Loss before income taxes from operations of discontinued operation			(675,658)
Gain on disposal of discontinued operation			4,760,997
Income tax expenses			(497,968)
Net income from discontinued operation			3,587,371
Net cash provided by operating activities from discontinued operations			4,827,758
Net cash used in investing activities from discontinued operations			(311,612)
Net cash used in financing activities from discontinued operations			$ (4,490,841)